Consolidated Income Statements (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Income Statements
Sales of products	$ 33,279	$ 35,282	$ 32,979
Sales of services	6,551	6,566	6,357
Total revenues	39,830	41,848	39,336
Cost of products	(24,506)	(25,728)	(23,838)
Cost of services	(4,109)	(4,128)	(4,120)
Total cost of sales	(28,615)	(29,856)	(27,958)
Gross profit	11,215	11,992	11,378
Selling, general and administrative expenses	(6,067)	(6,094)	(5,756)
Non-order related research and development expenses	(1,499)	(1,470)	(1,464)
Other income (expense), net	529	(41)	(100)
Income from operations	4,178	4,387	4,058
Interest and dividend income	80	69	73
Interest and other finance expense	(362)	(390)	(293)
Income from continuing operations before taxes	3,896	4,066	3,838
Provision for taxes	(1,202)	(1,122)	(1,030)
Income from continuing operations, net of tax	2,694	2,944	2,808
Income (loss) from discontinued operations, net of tax	24	(37)	4
Net income	2,718	2,907	2,812
Net income attributable to noncontrolling interests	(124)	(120)	(108)
Net income attributable to ABB	2,594	2,787	2,704
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	2,570	2,824	2,700
Net income	$ 2,594	$ 2,787	$ 2,704
Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax (in dollars per share)	$ 1.12	$ 1.23	$ 1.18
Net income (in dollars per share)	$ 1.13	$ 1.21	$ 1.18
Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax (in dollars per share)	$ 1.12	$ 1.23	$ 1.18
Net income (in dollars per share)	$ 1.13	$ 1.21	$ 1.18
Weighted-average number of shares outstanding (in millions) used to compute:
Basic earnings per share attributable to ABB shareholders (in shares)	2,288	2,297	2,293
Diluted earnings per share attributable to ABB shareholders (in shares)	2,295	2,305	2,295